Summary of Significant Accounting Policies - Schedule of Timing of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	$ 4,474,690	$ 5,453,241
Point in Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	4,474,690	5,453,241
Over Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total revenues